Property, plant and equipment (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
As at 31 December 2018
Property, plant and equipment		£ 1,631	£ 947
Effects of changes in accounting policies	[1]			£ (2,150)
Beginning balance, Property, plant and equipment		947
Ending balance, Property, plant and equipment		1,631	947
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			580
Cost [member]
As at 31 December 2018
Property, plant and equipment		3,349	3,434	3,434
Beginning balance, Property, plant and equipment		2,560	3,434
Transfer of UK banking business			(958)
Additions		465	243
Disposals		(169)	(261)
Change in fair value of investment properties			(3)
Exchange and other movements		(87)	105
Ending balance, Property, plant and equipment		3,349	2,560	3,434
Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		2,560	2,560
Beginning balance, Property, plant and equipment		2,560
Ending balance, Property, plant and equipment			2,560
Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		(1,718)	(1,915)	(1,915)
Beginning balance, Property, plant and equipment		(1,684)	(1,915)
Transfer of UK banking business			448
Additions		(31)	(92)
Depreciation charge		(212)	(119)
Impairment		0	(1)
Disposals		155	116
Exchange and other movements		54	(50)
Ending balance, Property, plant and equipment		(1,718)	(1,684)	(1,915)
Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		(1,613)	(1,613)
Beginning balance, Property, plant and equipment		(1,613)
Ending balance, Property, plant and equipment			(1,613)
Property [member]
As at 31 December 2018
Property, plant and equipment		938	805
Beginning balance, Property, plant and equipment		805
Ending balance, Property, plant and equipment		938	805
Property [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			0
Property [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment		1,635	2,243	2,243
Beginning balance, Property, plant and equipment		1,463	2,243
Transfer of UK banking business			(958)
Additions		233	155
Disposals		(19)	(45)
Change in fair value of investment properties			0
Exchange and other movements		(42)	68
Ending balance, Property, plant and equipment		1,635	1,463	2,243
Property [member] | Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		1,463	1,463
Beginning balance, Property, plant and equipment		1,463
Ending balance, Property, plant and equipment			1,463
Property [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		(697)	(983)	(983)
Beginning balance, Property, plant and equipment		(658)	(983)
Transfer of UK banking business			448
Additions		0	(60)
Depreciation charge		(72)	(61)
Impairment		0	(1)
Disposals		13	22
Exchange and other movements		20	(23)
Ending balance, Property, plant and equipment		(697)	(658)	(983)
Equipment [member]
As at 31 December 2018
Property, plant and equipment		205	133
Beginning balance, Property, plant and equipment		133
Ending balance, Property, plant and equipment		205	133
Equipment [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			0
Equipment [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment		1,071	1,066	1,066
Beginning balance, Property, plant and equipment		1,079	1,066
Transfer of UK banking business			0
Additions		182	79
Disposals		(144)	(101)
Change in fair value of investment properties			0
Exchange and other movements		(46)	35
Ending balance, Property, plant and equipment		1,071	1,079	1,066
Equipment [member] | Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		1,079	1,079
Beginning balance, Property, plant and equipment		1,079
Ending balance, Property, plant and equipment			1,079
Equipment [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		(866)	(923)	(923)
Beginning balance, Property, plant and equipment		(946)	(923)
Transfer of UK banking business			0
Additions		(31)	(32)
Depreciation charge		(65)	(58)
Impairment		0	0
Disposals		142	94
Exchange and other movements		34	(27)
Ending balance, Property, plant and equipment		(866)	(946)	(923)
Leased assets [member]
As at 31 December 2018
Property, plant and equipment		0	0
Beginning balance, Property, plant and equipment		0
Ending balance, Property, plant and equipment		0	0
Leased assets [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			0
Leased assets [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment		9	9	9
Beginning balance, Property, plant and equipment		9	9
Transfer of UK banking business			0
Additions		0	0
Disposals		0	0
Change in fair value of investment properties			0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		9	9	9
Leased assets [member] | Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		9	9
Beginning balance, Property, plant and equipment		9
Ending balance, Property, plant and equipment			9
Leased assets [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		(9)	(9)	(9)
Beginning balance, Property, plant and equipment		(9)	(9)
Transfer of UK banking business			0
Additions		0	0
Depreciation charge		0	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		(9)	(9)	(9)
Investment property [member]
As at 31 December 2018
Property, plant and equipment		13	9
Beginning balance, Property, plant and equipment		9
Ending balance, Property, plant and equipment		13	9
Investment property [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			0
Investment property [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment		13	116	116
Beginning balance, Property, plant and equipment		9	116
Transfer of UK banking business			0
Additions		5	9
Disposals		0	(115)
Change in fair value of investment properties			(3)
Exchange and other movements		(1)	2
Ending balance, Property, plant and equipment		13	9	116
Investment property [member] | Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		9	9
Beginning balance, Property, plant and equipment		9
Ending balance, Property, plant and equipment			9
Investment property [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		0	0	0
Beginning balance, Property, plant and equipment		0	0
Transfer of UK banking business			0
Additions		0	0
Depreciation charge		0	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		0	0	0
Right of use assets [member]
As at 31 December 2018
Property, plant and equipment		475	0
Beginning balance, Property, plant and equipment		0
Ending balance, Property, plant and equipment		475	0
Right of use assets [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			580
Right of use assets [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment		621	0	0
Beginning balance, Property, plant and equipment		580	0
Transfer of UK banking business			0
Additions		45	0
Disposals		(6)	0
Change in fair value of investment properties			0
Exchange and other movements		2	0
Ending balance, Property, plant and equipment		621	580	0
Right of use assets [member] | Cost [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		0	0
Beginning balance, Property, plant and equipment		0
Ending balance, Property, plant and equipment			0
Right of use assets [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment		(146)	0	0
Beginning balance, Property, plant and equipment		(71)	0
Transfer of UK banking business			0
Additions			0
Depreciation charge		(75)	0
Impairment		0	0
Disposals		0	0
Exchange and other movements		0	0
Ending balance, Property, plant and equipment		(146)	(71)	£ 0
Right of use assets [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment		0	0
Beginning balance, Property, plant and equipment		£ 0
Ending balance, Property, plant and equipment			£ 0

[1]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e